SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED) STATEMENTS OF CASH FLOWS (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Cash flows from operating activities:
Net income	$ 11,003	68,552	3,510	12,325	$ 11,003	68,549	3,525	12,325
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries					250	1,557	12,520	13,833
Gain from short sale of stock options	15,092	94,027	37,942	45,988	(15,092)	(94,027)	(37,942)	(43,788)
(Gain) loss from sale of available-for-sale securities								2,823
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,011	31,216	441	(52)	(52)	(326)	478	(48)
Other payables					702	4,380	1,279	1,993
Amounts due to subsidiaries					1	4	920	5,998
Net cash used in operating activities	(3,980)	(24,800)	(62,994)	8,854	(3,188)	(19,863)	(19,220)	(6,864)
Cash flows from investing activities:
Purchase of available-for-sale securities	123,207	767,590	334,560	248,058	(123,207)	(767,590)	(332,132)	(231,132)
Proceeds from sales of available-for- sale securities					113,365	706,278	282,814	151,440
Proceeds from short sale of options			47,175	38,490	12,507	77,921	59,006	37,594
Cover short or assignment of option liabilities					3,309	20,613	(17,393)	(931)
Decrease in amounts due from subsidiaries					29	175	971	37,954
Net cash provided by (used in) investing activities	2,908	18,109	(224,784)	21,761	6,003	37,397	(6,734)	(5,075)
Cash flows from financing activities:
Repurchase of common stock	(5)	(29)			(5)	(29)
Net cash provided by financing activities	(5)	(29)	49,523		(5)	(29)
Effect of exchange rate changes on cash	(115)	(713)	(5,018)	(3,445)	(114)	(713)	(4,969)	(5,197)
Net increase (decrease) in cash and cash equivalents	(1,192)	(7,433)	(243,273)	27,170	2,696	16,792	(30,923)	(17,136)
Cash and cash equivalents at the beginning of the year	41,306	257,345	500,618	473,448	13,927	86,769	117,692	134,828
Cash and cash equivalents at the end of the year	$ 40,114	249,912	257,345	500,618	$ 16,623	103,561	86,769	117,692